2 SIGNIFICANT ACCOUNTING POLICIES: Recent accounting pronouncements (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Recent accounting pronouncements

Recent accounting pronouncements

IFRS 16, “Leases”, will be effective for annual periods beginning on or after January 1, 2019. The most significant change introduced by IFRS 16 is a single lessee accounting model, bringing leases on balance sheet for lessees. Management anticipates that this standard will be adopted in the Company's consolidated financial statements for the year beginning January 1, 2019 and has determined there will be no material impact on the consolidated financial statements upon adoption of IFRS 16.